Document and Entity Information	Jul. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2025
Entity File Number	811-23248
Entity Registrant Name	Tortoise Sustainable and Social Impact Term Fund
Entity Central Index Key	0001704299
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	83-6609702
Entity Address, Address Line One	5901 College Boulevard
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	981-1020
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TEAF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false